Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 01, 2011
WILMINGTON TAX-EXEMPT MONEY MARKET FUND (Prospectus Summary) | WILMINGTON TAX-EXEMPT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	WILMINGTON TAX-EXEMPT MONEY MARKET FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objective is to seek high current interest income exempt from federal income taxes while preserving principal.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
PRINCIPAL INVESTMENT STRATEGIES

The Fund strives to maintain a stable $1.00 share price and invests in high quality municipal obligations, high quality municipal bonds and other high quality instruments exempt from federal income tax. To be considered high quality, a security generally must be rated in one of the two highest short-term rating categories or determined by the investment adviser to be of comparable quality. The Fund may invest up to 20% of its total assets in high quality obligations in each of the following: banks, finance companies and utilities. In selecting securities for the Fund, the investment adviser seeks current income, liquidity and safety of principal. The investment adviser may sell securities held by the Fund if the securities are downgraded to a lower ratings category.

The Fund has adopted a policy that, under normal circumstances, at least
80% of its annual income will be exempt from federal income tax and at least
80% of its annual income will not be a tax preference item for purposes of the federal alternative minimum tax. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The Fund will hold at least 30% of its total assets in "Weekly Liquid
Assets." "Weekly Liquid Assets" include cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements)
that will mature or are subject to a demand feature that is exercisable and payable within 5 business days.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund is designed for investors with a low tolerance for risk; however, the
Fund's performance could be adversely affected by:

         o        CREDIT RISK: The risk that the issuer of a security will fail to pay interest and principal in a timely manner, or that
                  negative perceptions of the issuer's ability to make such
                  payments will cause the price of that security to decline.
                  Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high
                  quality.

         o        GOVERNMENT OBLIGATIONS RISK: The risk that
                  government-sponsored entities may default on a financial
                  obligation, since their securities are not insured or
                  guaranteed by the U.S. Treasury or the U.S. Government.

         o        INCOME RISK: The risk that the Fund's income will decline
                  because of falling interest rates. Because the Fund's income is based on short-term interest rates--which can fluctuate significantly over short periods--income risk is expected to be high.

         o        MANAGER RISK: The chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

         o        MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

         o        MUNICIPAL SECURITIES RISK: The value of municipal securities may be affected by uncertainties in the municipal market
                  related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. In addition, the ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal
                  securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

         o        PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate. Prepayment risk is more prevalent
                  during times of falling interest rates.

         o        RATING AGENCY RISK: Ratings represent the rating agency's
                  opinion regarding the quality of the security and are not a guarantee of quality.

An investment in the Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund will be able to avoid a negative yield.

Risk, Lose Money	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	RISK/RETURN BAR CHART AND PERFORMANCE TABLE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing:

         o        changes in the Fund's performance from year-to-year; and

         o        the Fund's average annual returns for one year, five year and ten year periods.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at wilmingtonfunds.com and/or by calling the Fund toll-free at (800) 336-9970.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing:
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 336-9970
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	wilmingtonfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE PAST 10 CALENDAR YEARS
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Fund's Institutional Shares. Returns for the Fund's W Shares differ only to the extent that W Shares do not have the same expenses.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Calendar Year-to-Date Total Return as of September 30, 2011: 0.01%

During the periods shown in the bar chart, the Fund's best quarter was up
0.81% (quarter ended September 30, 2007) and the Fund's worst quarter was 0.00%
(quarter ended December 31, 2010).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010)
WILMINGTON TAX-EXEMPT MONEY MARKET FUND (Prospectus Summary) | WILMINGTON TAX-EXEMPT MONEY MARKET FUND | INSTITUTIONAL SHARES
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
WILMINGTON TAX-EXEMPT MONEY MARKET FUND | INSTITUTIONAL SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.37%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.56%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	57
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	701
Annual Return 2001	rr_AnnualReturn2001	2.30%
Annual Return 2002	rr_AnnualReturn2002	0.90%
Annual Return 2003	rr_AnnualReturn2003	0.49%
Annual Return 2004	rr_AnnualReturn2004	0.58%
Annual Return 2005	rr_AnnualReturn2005	1.82%
Annual Return 2006	rr_AnnualReturn2006	2.91%
Annual Return 2007	rr_AnnualReturn2007	3.15%
Annual Return 2008	rr_AnnualReturn2008	1.48%
Annual Return 2009	rr_AnnualReturn2009	0.08%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	INSTITUTIONAL SHARES
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.36%
WILMINGTON TAX-EXEMPT MONEY MARKET FUND | W SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.37%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.71%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	883
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	W SHARES	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10

[1]	From inception of the Fund's W Shares on April 2, 2001, through December 31, 2010, the average annual total return was 1.17% .